Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notional Amount [Member]
Commitments to extend credit:
Commercial lines of credit	$ 134,054	$ 123,749
Commercial real estate and construction	36,257	37,174
Residential real estate at fixed rates	5,261	5,269
Home equity lines of credit	210,236	186,902
Unsecured personal lines of credit	23,492	16,326
Standby and commercial letters of credit	13,100	15,563
Commitments to sell real estate loans	21,113	7,556
Carrying Amount [Member]
Commitments to extend credit:
Commercial lines of credit	0	0
Commercial real estate and construction	0	0
Residential real estate at fixed rates	0	0
Home equity lines of credit	0	0
Unsecured personal lines of credit	0	0
Standby and commercial letters of credit	(192)	(233)
Commitments to sell real estate loans	$ 0	$ 0